FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	6 Months Ended
Jun. 30, 2022
Financial Risk Management Objectives And Policies
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

19.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The financial instruments of the Group primarily include cash and cash equivalents, trade and bills receivable, other receivables, contract assets, derivative financial liabilities, trade payables, other payables, dividends payable, amounts due to related companies, amounts due to the Shareholder, lease liabilities and interest-bearing loans and borrowings.

The Group is exposed to credit risk, foreign currency risk, business and economic risk and liquidity risk. The Group has not used any derivatives or other instruments for hedging purposes. The Group does not hold or issue derivative financial liabilities for trading purposes. The Group reviews and adopts policies for managing each of these risks and they are summarized below.

(a)	Credit risk

Management has a credit policy in place and the exposures to credit risk are monitored on an ongoing basis. Debts are usually due within 30 to 90 days from the date of billing.

Trade receivables of the Group mainly represent receivables in respect of revenue from construction services for wastewater treatment plant construction and sales of wastewater treatment equipment which are settled through progress billing and the operation services of the service concession arrangement which are settled on a quarterly basis. In addition, the Group has contract assets relating to the service concession arrangement and construction services.

As of December 31, 2021, and June 30 2022, “Trade and bills receivables” and “Contract assets” in the aggregate amounted to CNY175,569 and CNY189,922, respectively, of which CNY109,737 and CNY114,417 were due from the largest customer and CNY127,415 and CNY136,505 were due from the five largest customers in the aggregate of the Group, respectively. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statements of financial position. Since the counterparty to the BOT arrangement is a local government authority in the PRC which has high credit rating, the Group considers credit risk to be low as of December 31, 2021 and June 30 2022. The Group does not hold any collateral over these balances.

Management groups financial instruments based on shared credit risk characteristics, such as instrument type and credit risk ratings for the purpose of determining significant increase in credit risk and calculation of impairment. The carrying amount of each financial asset in the condensed interim consolidated statement of financial position represents the Group’s maximum exposure to credit risk in relation to its financial assets.

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

- significant financial difficulty of the debtor;

- a breach of contract such as a default or past due event; or

- it is probable that the debtor will enter bankruptcy or other financial reorganization.

To manage credit risk arising from trade receivables and contract assets, the credit quality of the debtors is assessed, taking into account their financial position, historical settlement records, past experience and other factors. The Group applies the simplified approach to provide for ECLs prescribed by IFRS 9, which permits the use of lifetime expected loss provision for all trade receivables. The ECLs also incorporated forward-looking information.

For financial assets assessed for impairment under the general approach, the Group established a policy to perform an assessment at the end of each reporting period of whether a financial instrument’s credit risk has increased significantly since initial recognition, by considering the change in the risk of default occurring over the remaining life of the financial instrument. The Group groups its other receivables into Stage 1, Stage 2 and Stage 3, as described below:

Stage 1 – When other receivables are first recognized, the Group recognized an allowance based on 12 months’ ECLs.

Stage 2 – When other receivables have shown a significant increase in credit risk since origination, the Group records an allowance for the lifetime ECLs.

Stage 3 – Other receivables are considered credit-impaired. The Group records an allowance for the lifetime ECLs.

Management also makes periodic collective assessments for other receivables and amounts due from related companies as well as individual assessments of the recoverability of other receivables based on historical settlement records, past experience and other factors. The Group classified other receivables and amounts due from related companies in Stage 1 and continuously monitored their credit risk. Management believes that there is no material credit risk inherent in the Group’s outstanding balance of other receivables as of December 31, 2021 and June 30, 2022.

The Group does not provide any guarantees that would expose the Group to credit risk. Further quantitative disclosures in respect of the Group’s exposure to credit risk arising from financial assets are set out in Notes 12, 13, 14 and 22 to the financial statements.

Cash and cash equivalents

The Group maintains its cash and cash equivalents primarily with various PRC state-owned banks and Hong Kong based financial institutions, which management believes are of high credit quality. The Group performs periodic evaluations of the relative credit standing of those financial institutions.

(b)	Foreign currency risk

Foreign currency risk primarily arises from certain significant foreign currency deposits denominated in US$ and HK$ and related exposures are disclosed in Note 15. The Group Treasury closely monitors the international foreign currency market on the change of exchange rates and takes these into consideration when investing in foreign currency deposits and borrowing loans.

CNY is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of CNY into foreign currencies. The value of CNY is subject to changes in PRC government policies and to international economic and political developments affecting the supply and demand in the China Foreign Exchange Trading System market. All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China.

As of June 30, 2022 the Group only had significant exposure to US$. If CNY had strengthened/ weakened by 5% against US$ with all other variables held constant, the income for the period ended June 30, 2022 would have been approximately CNY951 lower/higher (the loss for the period ended June 30, 2021 would have been CNY1,001 higher/lower), mainly as a result of foreign exchange gains and losses arising from translation of US$-denominated deposits. Profit was less sensitive to the fluctuation in CNY/US$ exchange rates in the period ended June 30, 2022 than in the period ended June 30, 2021, mainly due to the decrease in the US$ denominated cash deposits.

(c)	Interest rate risk

The fair value interest rate risk of the Group mainly arises from long-term loans at fixed rates (see Note 20). As the fluctuation of comparable interest rate (Loan Prime Rate of PRC market) with similar term was relatively low, the Directors are of the opinion that the Group is not exposed to any significant fair value interest rate risk for its fixed interest rate borrowings held as of December 31, 2021 and June 30, 2022.

(d)	Business and economic risk

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the political, economic and social conditions in the PRC. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(e)	Liquidity risk

The Group manages its liquidity risk by regularly monitoring its liquidity requirements and its compliance with debt covenants to ensure that it maintains sufficient cash and cash equivalents, and adequate time deposits to meet its liquidity requirements in the short and long term.

The table below summarizes the maturity profile of the Group’s financial liabilities and lease liabilities based on contractual undiscounted payments:

December 31, 2021 (Audited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	1,710	—	—	—	1,710
Trade payables	—	21,118	—	—	21,118
Financial liabilities in other payables and accruals	—	5,903	—	—	5,903
Dividends payable	—	5,048	—	—	5,048
Due to related companies	—	5,710	—	—	5,710
Due to the Shareholder	—	14,050	—	—	14,050
Lease liabilities	—	1,047	1,354	—	2,401
Interest-bearing loans and borrowings	—	6,882	28,792	78,139	113,813

Total	1,710	59,758	30,146	78,139	169,753

June 30, 2022 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	1,224	—	—	—	1,224
Trade payables	—	17,810	—	—	17,810
Financial liabilities in other payables and accruals	—	9,174	—	—	9,174
Dividends payable	—	5,048	—	—	5,048
Due to related companies	—	5,986	—	—	5,986
Due to the Shareholder	—	14,050	—	—	14,050
Lease liabilities	—	683	1,123	—	1,806
Interest-bearing loans and borrowings	—	6,806	28,908	74,699	110,413

Total	1,224	59,557	30,031	74,699	165,511

June 30, 2022 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	USD	USD	USD	USD	USD

Derivative financial liabilities	183	—	—	—	183
Trade payables	—	2,658	—	—	2,658
Financial liabilities in other payables and accruals	—	1,368	—	—	1,368
Dividends payable	—	753	—	—	753
Due to related companies	—	893	—	—	893
Due to the Shareholder	—	2,097	—	—	2,097
Lease liabilities	—	102	168	—	270
Interest-bearing loans and borrowings	—	1,016	4,315	11,150	16,481

Total	183	8,887	4,483	11,150	24,703

(f)	Capital management

The Group monitors capital on the basis of the debt to capital ratio, which is calculated as interest-bearing debt divided by total capitalization. Interest-bearing debt mainly includes lease liabilities and interest-bearing loans and borrowings. Total capitalization includes total equity and interest-bearing debt. The debt to capital ratio was 30.31% and 29.27% as of December 31, 2021 and June 30, 2022, respectively.